                                                     Deutsche Asset Management



                         Mutual Fund
                             Semi-Annual Report
                                  June 30, 2000


                             Deutsche VIT Funds



Equity 500 Index

Formerly a BT Insurance Fund






                                                       A Member of the
                                                       Deutsche Bank Group [/]

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
Table of Contents



               Letter to Shareholders..................    3

               Deutsche VIT Equity 500 Index
                 Schedule of Investments...............    6
                 Statement of Assets and Liabilities...   12
                 Statement of Operations...............   13
                 Statements of Changes in Net Assets...   14
                 Financial Highlights..................   15
                 Notes to Financial Statements.........   16





                           -------------------------

   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.

                           -------------------------




--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
Letter to Shareholders

We are pleased to present you with this semi-annual report for Deutsche VIT Equity 500 Index, providing detailed reviews of the markets, the fund, and our outlook. Included are complete financial summaries of the fund's operations and listings of the fund's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed from the BT Insurance Funds Trust Equity 500 Index Fund to Deutsche Asset Management VIT Funds ("Deutsche VIT") Equity 500 Index. However, the Fund's investment objectives, policies and strategies remain the same.

MARKET REVIEW

The S&P 500 Index turned in virtually flat performance for the first six months of 2000, with a semi-annual return of -0.42%.
 . Equity markets struggled, weighed down at first by fears of economic overheating and higher interest rates and then by concerns about profit growth in a slowing economic environment.
 . The market remained extremely narrow throughout, but, interestingly, Microsoft
  (3.23%)* alone more than accounted for the largely flat return.
 . On a sector basis, only four--energy, health care, technology, and utilities-- bettered the Index's semi-annual return. Energy and utilities were obvious defensive sectors favored during the prolonged Federal Reserve Board watch. Health care was the best performing sector during the six months.
 . As has been the case for the past several years, large-capitalization growth-oriented stocks outperformed their value counterparts for the semi-annual period.
 . Large cap stocks underperformed small and mid cap stocks.

During the first quarter, the S&P 500 Index gained 2.29%, but volatility was high.
 . At the lowest point of the quarter, on February 25, the Index was down 8% from the beginning of the year. In March, the Index rose 9.78%, registering the highest monthly gain in nine years.
 . The technology sector dominated the Index, although within the sector, the disparity in returns was significant. Intel Corp. (3.45%)* and Cisco (3.41%)* were the top positive contributors to the Index on a capitalization basis, while Microsoft, Lucent Technologies (1.49%)*, Yahoo! (0.51%)* and America Online (0.93%)* were among the top negative contributors on a capitalization basis. One third of the stocks in this sector had a negative return.
 . Utilities and financials had strong results. Weaker performing sectors included basic materials, consumer cyclicals and consumer staples.
 . The quarter saw high turnover in the index as 9 companies were replaced and 19 changed the number of their outstanding shares.

The S&P 500 Index posted a -2.66% decline for the second quarter of 2000, as virtually all major US equity indices were down dramatically due to both the NASDAQ Composite correction that began in March and carried into


INVESTMENT REVIEW

                                          CUMULATIVE               AVERAGE ANNUAL
                                        TOTAL RETURNS               TOTAL RETURNS
Period ended                       Past     Past       Since       Past      Since
June 30, 2000                    6 months  1 year    inception    1 year   inception
Deutsche VIT Equity 500 Index**   -0.46%    7.05%     57.17%      7.05%     17.90%
  (inception 10/1/97)
------------------------------------------------------------------------------------
S&P 500 Index***                  -0.42%    7.24%     58.06%      7.24%     18.14%
------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  *Percentages are based on the Fund's net assets.
 **Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions, but do not reflect the effect of the fees associated with the Contract purchased, which would lower the returns shown. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived the Fund's returns would have been lower. There's no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
***"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for the use by the Fund's investment advisor. The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Index returns do not reflect expenses which have been deducted from the Fund's returns.

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                                       3

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Letter to Shareholders


April and the more aggressive interest rate hike by the Federal Reserve Board in May.
 . Weakness in technology stocks led the market decline in April, and volatility continued in May with more market swings on failed surges of investor confidence. The market finally found its footing in June when the Federal Reserve Board decided to hold interest rates steady on the back of signs of a slowing economy.
 . Health care was the best performing S&P sector for the quarter. Other top performing sectors included utilities and consumer staples. Technology, communication services, consumer cyclicals, and basic materials were the weakest sectors.
 . Best performing stocks included Nabisco Group (0.06%)*, St. Jude Medical
  (0.03%)*, and Reebok International (0.01%)*. Citrix Systems (0.03%)*, Novell (0.02%)*, and QUALCOMM (0.34%)* were the worst stock performers.
 . Again, the quarter saw high turnover in the index as 16 companies were replaced and 20 changed the number of their outstanding shares.

MANAGER OUTLOOK

Going forward, we continue to view the most likely outcome for the U.S. economy to be a "soft landing." That is, we still expect that a combination of higher interest rates relative to a year ago, moderating equity markets, and higher oil prices may bring demand more in line with the economy's supply potential by late 2000/early 2001, thus keeping inflation pressures from becoming too entrenched. Though encouraged by recent hints of cooling demand, we remain unconvinced that a sufficient, long-lasting economic slowdown will occur without some further tightening by the Federal Reserve Board after a few months' pause and a longer period of consolidation in the equity markets. Moreover, while higher oil prices should help slow demand by cutting into consumer purchasing power, they might also feed into underlying inflation by boosting wage demands. Even if the economy slows gracefully, the backdrop of slower profit growth and higher inflation will likely be less favorable for equities than the fundamentals we've seen for the last few years.

PORTFOLIO DIVERSIFICATION BY SECTOR
As of June 30, 2000
(Percentages are based on total investments.)

Technology......................  33%

Financial.......................  13

Health Care.....................  12

Consumer Staples................  10

Capital Goods...................   8

Consumer Goods..................   7

Telecommunication...............   7

Energy..........................   5

Basic Materials.................   2

Utility.........................   2

Transportation..................   1

As an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

We appreciate your support of the Deutsche VIT Equity 500 Index Fund, and we look forward to serving your investment needs for many years to come.


                              /s/ J. A. Creighton
                              -------------------


                                James Creighton
                  Chief Investment Officer - Global Indexing
                         Deutsche VIT Equity 500 Index
                                 June 30, 2000


-------------------------------------------------------------------------------
 *Percentages are based on the Fund's net assets.



-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Performance Comparison

                             [GRAPH APPEARS HERE]

DEUTSCHE VIT EQUITY 500 INDEX AND S&P 500 INDEX
AVERAGE GROWTH OF A $10,000 INVESTMENT
(SINCE OCTOBER 1, 1997)

               Deutsche VIT Equity 500
                    Index $15,717          S&P 500 Index $15,806

Oct-1997               10,000                      10,000
Dec-1997               10,190                      10,189
Jun-1998               12,030                      11,993
Dec-1998               13,116                      13,102
Jun-1999               14,682                      14,725
Dec-1999               15,790                      15,856
Jun-2000               15,717                      15,806


        Average Annual Total Return for the Periods Ended June 30, 2000
                   One Year 17.05%      Since 10/1/97/1/ 17.90%

-------------------------------------------------------------------------------
/1/The Fund's inception date.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions, but do not reflect the effect of fees associated with the Contract purchased, which would lower the returns shown. During the period, the Fund waived certain fees and expenses. Had these fees and expenses not been waived the Fund's returns would have been lower.

The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.




-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Schedule of Investments June 30, 2000 (Unaudited)


      Shares                Description                  Value
               COMMON STOCKS - 96.09%
      11,200   3Com Corp./(a)/...................... $    645,400
      48,500   Abbott Laboratories..................    2,161,281
           1   Abercrombie & Fitch Co. -
                Class A/(a)/........................           12
       3,400   Adaptec, Inc./(a)/...................       77,350
       9,500   ADC Telecommunications,
                Inc./(a)/...........................      796,813
       3,700   Adobe Systems, Inc...................      481,000
       1,300   Adolph Coors Co. - Class B...........       78,650
       4,900   Advanced Micro Devices,
                Inc./(a)/...........................      378,525
      12,700   AES Corp./(a)/.......................      579,437
       4,600   Aetna, Inc...........................      295,262
       8,500   Aflac, Inc...........................      390,469
      14,218   Agilent Technologies, Inc............    1,048,578
       7,400   Air Products & Chemicals, Inc........      228,012
       3,400   Alberto-Culver Co....................      103,913
      13,442   Albertsons, Inc......................      446,946
       6,900   Alcan Aluminum Ltd. ADR..............      213,900
      27,576   Alcoa, Inc...........................      799,704
       2,650   Allegheny Technologies, Inc..........       47,700
       4,400   Allergan, Inc........................      327,800
       8,100   Allied Waste Industries, Inc./(a)/...       81,000
      23,500   Allstate Corp........................      522,875
      10,200   ALLTEL Corp..........................      631,763
       6,300   Altera Corp..........................      642,206
       3,300   ALZA Corp./(a)/......................      195,112
       2,600   Amerada Hess Corp....................      160,550
       3,900   Ameran Corp..........................      131,625
      72,600   America Online, Inc./(a)/............    3,829,650
       9,240   American Electric Power Co...........      273,735
      43,500   American Express Co..................    2,267,438
       7,900   American General Corp................      481,900
       1,900   American Greetings Corp. -
                Class A.............................       36,100
      41,100   American Home Products
                Corp................................    2,414,625
      48,623   American International Group,
                Inc.................................    5,713,203
       5,600   American Power Conversion
                Corp................................      228,550
      32,100   Amgen, Inc./(a)/.....................    2,255,025
       4,600   AMR Corp./(a)/.......................      121,613
      11,800   AmSouth Bancorp......................      185,850
       4,800   Anadarko Petroleum Co................      236,700
      11,000   Analog Devices, Inc./(a)/............      836,000
       2,600   Andrew Corp./(a)/....................       87,262
      14,200   Anheuser-Busch Cos., Inc.............    1,060,563
       8,100   Aon Corp.............................      251,606
       4,400   Apache Corp..........................      258,775
      10,800   Apple Computer, Inc./(a)/............      565,650
      25,100   Applied Materials, Inc./(a)/.........    2,274,688
      18,239   Archer-Daniels-Midland Co............      178,970


      Shares                Description                  Value
       1,300   Armstrong World Industries,
                Inc................................. $     19,906
       2,300   Ashland, Inc.........................       80,644
      22,494   Associates First Cap Corp............      501,897
     117,574   AT&T Corp............................    3,718,278
       2,300   Autodesk, Inc........................       79,781
      19,900   Automatic Data Processing,
                Inc.................................    1,065,894
       4,100   AutoZone, Inc./(a)/..................       90,200
       4,000   Avery Dennison Corp..................      268,500
       7,500   Avon Products, Inc...................      333,750
      10,140   Baker Hughes, Inc....................      324,480
         700   Ball Corp............................       22,531
      36,000   Banc One Corp........................      956,250
      52,271   Bank of America Corp.................    2,247,653
      23,000   Bank of New York Co., Inc............    1,069,500
       1,600   Bard  (C. R.), Inc...................       77,000
      12,500   Barrick Gold Corp....................      227,344
       1,800   Bausch & Lomb........................      139,275
       9,100   Baxter International, Inc............      639,844
      10,600   BB&T Corp............................      253,075
       3,872   Bear Stearns Cos., Inc...............      161,172
       7,900   Becton, Dickinson & Co...............      226,631
       4,700   Bed Bath & Beyond, Inc./(a)/.........      170,375
      48,900   Bell Atlantic Corp...................    2,484,731
      59,300   BellSouth Corp.......................    2,527,663
       1,500   Bemis Co., Inc.......................       50,437
       6,400   Best Buy Co., Inc./(a)/..............      404,800
       8,700   Bestfoods............................      602,475
       2,400   Bethlehem Steel Corp./(a)/...........        8,550
       4,600   Biogen, Inc..........................      296,700
       3,700   Biomet, Inc..........................      142,219
       3,000   Black & Decker Corp..................      117,937
       2,800   Block (H&R), Inc.....................       90,650
       7,700   BMC Software, Inc./(a)/..............      280,930
      28,800   Boeing Co............................    1,204,200
       1,600   Boise Cascade Corp...................       41,400
      13,000   Boston Scientific Corp./(a)/.........      285,187
           2   BP Amoco Plc.........................          113
         500   Briggs & Stratton Corp...............       17,125
      62,400   Bristol-Myers Squibb Co..............    3,634,800
       1,400   Broadcom Corp. - Class A/(a)/........      306,513
       2,300   Brown-Forman Corp....................      123,625
       2,900   Brunswick Corp.......................       48,031
      13,800   Burlington Northern Santa
                Fe Corp.............................      316,538
       7,900   Burlington Resources, Inc............      302,175
       5,800   Cabletron Systems, Inc./(a)/.........      146,450
      13,200   Campbell Soup Co.....................      384,450
       6,000   Capital One Financial Corp...........      267,750
       8,700   Cardinal Health, Inc.................      643,800
      19,100   Carnival Corp........................      372,450
      11,000   Caterpillar, Inc.....................      372,625
      21,563   Cendant Corp./(a)/...................      301,882



                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Schedule of Investments June 30, 2000 (Unaudited)


      Shares                Description                  Value
       1,900   Centex Corp.......................... $     44,650
       4,150   CenturyTel, Inc......................      119,313
       4,500   Ceridian Corp./(a)/..................      108,281
       6,600   Charter One Financial, Inc...........      151,800
      38,950   Chase Manhattan Corp.................    1,794,134
      20,500   Chevron Corp.........................    1,738,656
       6,100   Chubb Corp...........................      375,150
       5,100   CIGNA Corp...........................      476,850
       4,600   Cincinnati Financial Corp............      144,613
       4,400   CINergy Corp.........................      111,925
       6,300   Circuit City Stores, Inc.............      209,081
     219,900   Cisco Systems, Inc./(a)/.............   13,977,394
     105,878   Citigroup, Inc.......................    6,379,149
       6,600   Citrix Systems, Inc./(a)/............      124,988
      10,700   Clear Channel Communications,
                Inc./(a)/...........................      802,500
       7,500   Clorox Co............................      336,094
       3,000   CMS Energy Corp......................       66,375
       6,900   Coastal Corp.........................      420,038
      77,800   Coca-Cola Co.........................    4,468,638
      13,000   Coca-Cola Enterprises, Inc...........      212,063
      18,400   Colgate-Palmolive Co.................    1,101,700
       2,650   Columbia Energy Group................      173,906
      29,200   Comcast Corp. - Class A..............    1,182,600
       4,700   Comerica, Inc........................      210,913
      54,683   Compaq Computer Corp.................    1,397,834
      18,550   Computer Associates
                International, Inc..................      949,528
       5,300   Computer Sciences Corp./(a)/.........      395,844
      11,200   Compuware Corp./(a)/.................      116,200
       5,100   Comverse Technology, Inc./(a)/.......      474,300
      16,200   ConAgra, Inc.........................      308,813
       6,700   Conexant Systems, Inc................      325,788
      19,962   Conoco, Inc. - Class B...............      490,317
      11,466   Conseco, Inc.........................      111,794
       6,700   Consolidated Edison Co. of
                New York, Inc.......................      198,488
       3,000   Consolidated Stores Corp./(a)/.......       36,000
       4,200   Constellation Energy Group...........      136,763
       5,000   Convergys Corp.......................      259,375
       3,000   Cooper Industries, Inc...............       97,688
       1,500   Cooper Tire & Rubber Co..............       16,687
       8,783   Corning, Inc.........................    2,370,312
      14,000   Costco Cos., Inc./(a)/...............      462,000
       3,200   Countrywide Credit Industries........       97,000
       4,500   CP&L, Inc............................      143,719
       1,700   Crane Co.............................       41,331
       3,600   Crown Cork & Seal Co., Inc...........       54,000
       6,500   CSX Corp.............................      137,719
       2,300   Cummins Engine, Inc..................       62,675
      12,900   CVS Corp.............................      516,000
       6,085   Dana Corp............................      128,926
       4,300   Danaher Corp.........................      212,581
       4,300   Darden Restaurants, Inc..............       69,875


      Shares                Description                   Value
       6,700   Deere & Co........................... $    247,900
      80,900   Dell Computer Corp./(a)/.............    3,989,381
      16,473   Delphi Automotive
                Systems Corp........................      239,888
       4,100   Delta Air Lines, Inc.................      207,306
       2,200   Deluxe Corp..........................       51,837
       3,100   Dillard Department Stores,
                Inc. - Class A......................       37,975
      65,400   Disney (Walt) Co.....................    2,538,338
      10,147   Dollar General Corp..................      197,866
       8,416   Dominion Resources, Inc..............      360,836
       3,900   Donnelley (R.R.) & Sons Co...........       87,994
       6,800   Dover Corp...........................      275,825
      20,700   Dow Chemical Co......................      624,881
       2,800   Dow Jones & Co., Inc.................      205,100
       4,100   DTE Energy Co........................      125,306
      33,045   Du Pont (E.I.) de Nemours
                & Co................................    1,445,719
      11,800   Duke Energy Corp.....................      665,225
       5,000   Dun & Bradstreet Corp................      143,125
       1,100   Eastern Enterprises..................       69,300
       2,500   Eastman Chemical Co..................      119,375
      10,000   Eastman Kodak Co.....................      595,000
       2,500   Eaton Corp...........................      167,500
       4,200   Ecolab, Inc..........................      164,063
      10,100   Edison International.................      207,050
       7,300   El Paso Energy Corp..................      371,844
      14,800   Electronic Data Systems Corp.........      610,500
      68,200   EMC Corp. /(a)/......................    5,247,138
      13,400   Emerson Electric Co..................      809,025
       4,100   Engelhard Corp.......................       69,956
      23,100   Enron Corp...........................    1,489,950
       8,000   Entergy Corp.........................      217,500
       4,000   Equifax, Inc.........................      105,000
     109,346   Exxon Corp...........................    8,583,661
      32,600   Fannie Mae...........................    1,701,312
       9,260   Fed Ex Corp./(a)/....................      351,880
       6,500   Federated Department Stores,
                Inc./(a)/...........................      219,375
      10,000   Fifth Third Bancorp..................      632,500
      13,200   First Data Corp......................      655,050
      30,948   First Union Corp.....................      767,897
      30,582   Firstar Corp.........................      644,133
       6,800   FirstEnergy Corp.....................      158,950
      28,618   Fleet Financial Group, Inc...........      973,012
       2,800   Florida Progress Corp................      131,250
       2,400   Fluor Corp...........................       75,900
       1,000   FMC Corp./(a)/.......................       58,000
      37,700   Ford Motor Co........................    1,621,100
       6,600   Fort James Corp......................      152,625
       5,200   Fortune Brands, Inc..................      119,925
       6,800   FPL Group, Inc.......................      336,600
       8,100   Franklin Resources, Inc..............      246,038
      21,700   Freddie Mac..........................      878,850



                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Schedule of Investments June 30, 2000 (Unaudited)


      Shares                Description                  Value
       4,800   Freeport-McMoRan Copper
                & Gold, Inc. - Class B/(a)/......... $     44,400
       8,400   Gannet Co., Inc......................      502,425
      26,725   Gap, Inc.............................      835,156
      10,000   Gateway 2000/(a)/....................      567,500
       6,700   General Dynamics Corp................      350,075
     310,800   General Electric Co..................   16,472,400
       9,200   General Mills, Inc...................      351,900
      16,900   General Motors Corp..................      981,256
       5,300   Genuine Parts Co.....................      106,000
       5,300   Georgia-Pacific (Georgia
                Pacific Group)......................      139,125
      32,900   Gillette Co..........................    1,149,444
      26,460   Global Crossing Ltd./(a)/............      696,229
       5,100   Golden West Financial Group..........      208,144
       3,100   Goodrich (B.F.) Co...................      105,594
       4,900   Goodyear Tire & Rubber Co............       98,000
       3,700   GPU, Inc.............................      100,131
       2,400   Grace (W.R.) & Co./(a)/..............       29,100
       3,000   Grainger (W.W.) Inc..................       92,438
       1,300   Great Atlantic & Pacific Tea
                Co., Inc............................       21,612
       1,900   Great Lakes Chemical Corp............       59,850
      30,600   GTE Corp.............................    1,904,850
       9,700   Guidant Corp. /(a)/..................      480,150
      14,200   Halliburton Co.......................      670,063
       2,200   Harcourt General, Inc................      119,625
       9,600   Harley-Davidson, Inc.................      369,600
       2,400   Harrah's Entertainment, Inc./(a)/....       50,250
       6,900   Hartford Financial Services
                Group, Inc..........................      385,969
       5,559   Hasbro, Inc..........................       83,732
      17,600   HCA-The Healthcare Corp..............      534,600
      12,100   HEALTHSOUTH Corp./(a)/...............       86,969
      11,600   Heinz (H. J.) Co.....................      507,500
       3,600   Hercules, Inc........................       50,625
       4,300   Hershey Foods Corp...................      209,356
      31,500   Hewlett-Packard Co...................    3,933,562
      15,800   Hilton Hotels Corp...................      148,125
      72,500   Home Depot, Inc......................    3,620,469
       7,500   Homestake Mining Co..................       51,563
      24,675   Honeywell, Inc.......................      831,239
      14,906   Household International, Inc.........      619,531
       4,600   Humana, Inc./(a)/....................       22,425
       6,864   Huntington Bancshares, Inc...........      108,537
       9,400   Illinois Tool Works, Inc.............      535,800
       9,700   IMS Health, Inc......................      174,600
       5,600   Inco Ltd. ADR/(a)/...................       86,100
       5,800   Ingersoll-Rand Co....................      233,450
     106,000   Intel Corp...........................   14,170,875
      55,900   International Business
                Machines Corp.......................    6,124,544


      Shares                Description                  Value
       3,400   International Flavors &
                Fragrances, Inc..................... $    102,638
      15,508   International Paper Co...............      462,333
       8,800   Interpublic Group of Cos., Inc.......      378,400
       2,500   ITT Industries, Inc..................       75,937
       2,900   Jefferson-Pilot Corp.................      163,669
      43,900   Johnson & Johnson Co.................    4,472,312
       2,300   Johnson Controls, Inc................      118,019
       3,400   Kansas City Southern
                Industries, Inc.....................      301,538
       1,600   Kaufman and Broad Home
                Corp................................       31,700
      13,300   Kellogg Co...........................      395,675
       2,736   Kerr-McGee Corp......................      161,253
      13,700   KeyCorp..............................      241,462
      17,500   Kimberly-Clark Corp..................    1,004,062
       5,700   KLA-Tencor Corp./(a)/................      333,806
      17,700   Kmart Corp./(a)/.....................      120,581
       2,500   Knight-Ridder, Inc...................      132,969
      11,000   Kohl's Corp./(a)/....................      611,875
      26,400   Kroger Co./(a)/......................      582,450
       6,100   Leggett & Platt, Inc.................      100,650
       3,900   Lehman Brothers Holdings, Inc........      368,794
       4,000   Lexmark International
                Group, Inc. - Class A/(a)/..........      269,000
      35,300   Lilly (Eli) & Co.....................    3,525,588
      14,276   Limited, Inc.........................      308,718
       6,300   Lincoln National Corp................      227,587
       9,800   Linear Technology Corp...............      626,588
       1,900   Liz Claiborne, Inc...................       66,975
      12,000   Lockheed Martin Corp.................      297,750
       3,000   Loews Corp...........................      180,000
       1,000   Longs Drug Stores Corp...............       21,750
       3,000   Louisiana-Pacific Corp...............       32,625
      12,000   Lowe's Cos., Inc.....................      492,750
       9,400   LSI Logic Corp.......................      508,775
     103,360   Lucent Technologies, Inc.............    6,124,080
       2,100   Mallinckrodt, Inc....................       91,219
       2,800   Manor Care, Inc./(a)/................       19,600
       6,800   Marriot International, Inc. -
                Class A.............................      245,225
       8,350   Marsh & McLennan Cos., Inc...........      872,053
      14,100   Masco Corp...........................      254,681
      13,200   Mattel, Inc..........................      174,075
       8,800   Maxim Integrated Products,
                Inc.................................      597,850
      10,350   May Department Stores Co.............      248,400
       2,600   Maytag Corp..........................       95,875
       2,700   MBIA, Inc............................      130,106
      24,925   MBNA Corp............................      676,091
       2,900   McDermott International, Inc.........       25,556
      42,100   McDonald's Corp......................    1,386,669


                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Schedule of Investments June 30, 2000 (Unaudited)


      Shares                Description                  Value
       6,400   McGraw-Hill Cos., Inc................ $    345,600
       8,425   McKesson HBOC, Inc...................      176,398
       3,100   Mead Corp............................       78,275
       6,000   MedImmune, Inc.......................      444,000
      37,600   Medtronic, Inc.......................    1,872,950
      15,800   Mellon Bank Corp.....................      575,712
      72,700   Merck & Co., Inc.....................    5,570,637
       2,200   Mercury Interactive Corp./(a)/.......      212,850
       1,700   Meredith Corp........................       57,375
      12,100   Merrill Lynch & Co., Inc.............    1,391,500
       2,800   MGIC Investment......................      127,400
      17,800   Micron Technology, Inc./(a)/.........    1,567,513
     165,800   Microsoft Corp./(a)/.................   13,264,000
       1,500   Millipore Corp.......................      113,062
      12,600   Minnesota Mining &
                Manufacturing Co....................    1,039,500
       6,300   Molex, Inc...........................      303,187
       5,200   Morgan (J.P.) & Co., Inc.............      572,650
      35,700   Morgan Stanley, Dean Witter,
                Discover & Co.......................    2,972,025
      67,781   Motorola, Inc........................    1,969,885
       9,800   Nabisco Group Holdings Corp..........      254,187
      18,900   National City Corp...................      322,481
       6,000   National Semiconductor Corp./(a)/....      340,500
       1,400   National Service Industries, Inc.....       27,300
       1,900   Navistar International Corp./(a)/....       59,019
       2,900   NCR Corp.............................      112,919
       9,900   Network Appliance, Inc./(a)/.........      796,950
       3,200   New Century Energies, Inc............       96,000
       5,400   New York Times Co. - Class A.........      213,300
       8,824   Newell Rubbermaid, Inc...............      227,218
       5,100   Newmont Mining Corp..................      110,287
      24,200   Nextel Communication, Inc. -
                Class A/(a)/........................    1,480,738
       4,600   Niagara Mohawk Power
                Corp./(a)/..........................       64,113
       1,500   Nicor, Inc...........................       48,937
       8,700   Nike, Inc. - Class B.................      346,369
       4,100   Nordstrom, Inc.......................       98,912
      11,600   Norfolk Southern Corp................      172,550
      93,980   Nortel Networks Corp.................    6,414,135
       4,200   Northern States Power Co.............       84,787
       7,300   Northern Trust Corp..................      474,956
       2,000   Northrop Grumman Corp................      132,500
      10,000   Novell, Inc./(a)/....................       92,500
       3,600   Novellus Systems, Inc................      203,625
       2,600   Nucor Corp...........................       86,288
      11,000   Occidental Petroleum Corp............      231,688
       9,800   Office Depot, Inc./(a)/..............       61,250
       4,095   Old Kent Financial Corp..............      109,541
       5,600   Omnicom Group, Inc...................      498,750
       1,000   ONEOK, Inc...........................       25,937


      Shares                Description                  Value
      89,700   Oracle Corp./(a)/.................... $  7,540,406
       1,700   Owens Corning........................       15,725
       4,000   Owens-Illinois, Inc. /(a)/...........       46,750
       3,200   PACCAR, Inc..........................      127,000
       4,800   Pactiv Corp./(a)/....................       37,800
       4,600   Paine Webber Group, Inc..............      209,300
       3,600   Pall Corp............................       66,600
       8,700   Parametric Technology Corp./(a)/.....       95,700
       3,700   Parker-Hannifin Corp.................      126,725
      12,000   Paychex, Inc.........................      504,000
       6,300   PE Corp-PE Biosystems Group..........      415,012
       5,500   PECO Energy Co.......................      221,719
       9,000   Penney (J.C.) Co., Inc...............      165,937
       1,200   Peoples Energy Corp..................       38,850
       8,200   PeopleSoft, Inc./(a)/................      137,350
      45,700   PepsiCo, Inc.........................    2,030,793
       1,700   PerkinElmer, Inc.....................      112,413
     198,800   Pfizer, Inc..........................    9,542,400
      12,100   PG&E Corp............................      297,962
      39,388   Pharmacia & Upjohn, Inc..............    2,035,867
       2,420   Phelps Dodge Corp....................       89,994
      72,200   Philip Morris Cos., Inc..............    1,917,812
       7,700   Phillips Petroleum Co................      390,294
       2,200   Pinnacle West Capital Corp...........       74,525
       8,400   Pitney Bowes, Inc....................      336,000
       9,700   Placer Dome, Inc. ADR................       92,756
       9,100   PNC Bank Corp........................      426,562
       1,500   Polaroid Corp........................       27,094
         700   Potlatch Corp........................       23,188
       3,860   PP&L Resources, Inc..................       84,679
       5,600   PPG Industries, Inc..................      248,150
       5,000   Praxair, Inc.........................      187,188
      41,500   Procter & Gamble Co..................    2,375,875
       2,300   Progressive Corp.....................      170,200
       4,350   Providian Financial Corp.............      391,500
       6,800   Public Service Enterprise
                Group, Inc..........................      235,450
       1,400   Pulte Corp...........................       30,275
       4,100   Quaker Oats Co.......................      308,013
      23,200   QUALCOMM, Inc./(a)/..................    1,392,000
       3,900   Quintiles Transnational Corp./(a)/...       55,087
       6,000   RadioShack Corp......................      284,250
       9,600   Ralston-Purina Group.................      191,400
      10,900   Raytheon Co. - Class B...............      209,825
       1,700   Reebok International, Ltd./(a)/......       27,094
       6,500   Regions Financial Corp...............      129,188
       8,800   Reliant Energy, Inc..................      260,150
      10,200   Rite Aid Corp........................       66,938
       5,900   Rockwell International Corp..........      185,850
       6,942   Rohm & Haas Co.......................      239,499
       2,600   Rowan Cos., Inc./(a)/................       78,975
      67,400   Royal Dutch Petroleum Co.
                ADR.................................    4,149,312

                      See Notes to Financial Statements.
------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Schedule of Investments June 30, 2000 (Unaudited)


      Shares                Description                  Value
       1,100   Russell Corp......................... $     22,000
       1,900   Ryder System, Inc....................       35,981
       3,990   Sabre Holdings Corp..................      113,715
       4,000   SAFECO Corp..........................       79,500
      16,100   Safeway, Inc./(a)/...................      726,512
       4,100   Sanmina Corp.........................      350,550
       1,900   Sapient Corp.........................      203,181
      27,400   Sara Lee Corp........................      529,162
     107,462   SBC Communications, Inc..............    4,647,732
      46,200   Schering-Plough Corp.................    2,333,100
      17,200   Schlumberger, Ltd....................    1,283,550
      41,600   Schwab (Charles) Corp................    1,398,800
       4,800   Scientific Atlanta, Inc..............      357,600
       6,800   Seagate Technology, Inc./(a)/........      374,000
      13,500   Seagram Co., Ltd. ADR................      783,000
       2,853   Sealed Air Corp./(a)/................      149,426
      11,100   Sears, Roebuck & Co..................      362,137
       5,610   Sempra Energy........................       95,370
         800   Shared Medical Systems Corp..........       58,350
       5,400   Sherwin-Williams Co..................      114,412
       6,500   Siebel Systems, Inc..................    1,063,156
       2,700   Sigma-Aldrich Corp...................       78,975
       4,600   SLM Holding Corp.....................      172,212
       1,500   Snap-on, Inc.........................       39,938
      18,400   Solectron Corp./(a)/.................      770,500
      21,900   Southern Co..........................      510,544
       5,000   SouthTrust Corp......................      113,125
      15,950   Southwest Airlines Co................      302,053
         500   Springs Industries, Inc..............       16,094
      27,400   Sprint Corp..........................    1,397,400
      28,400   Sprint PCS/(a)/......................    1,689,800
       2,586   St. Jude Medical, Inc./(a)/..........      118,633
       6,412   St. Paul Cos., Inc...................      218,810
       2,500   Stanley Works........................       59,375
      14,450   Staples, Inc./(a)/...................      222,169
       5,900   Starbucks Corp.......................      225,306
       5,300   State Street Corp....................      562,131
       5,300   Summit Bancorp.......................      130,512
      49,800   Sun Microsystems, Inc./(a)/..........    4,528,688
       3,000   Sunoco, Inc..........................       88,312
      10,400   SunTrust Banks, Inc..................      475,150
       4,000   SUPERVALU, Inc.......................       76,250
       8,350   Synovus Financial Corp...............      147,169
      10,200   Sysco Corp...........................      429,675
       4,000   T. Rowe Price Associates, Inc........      170,000
      13,800   Target Corp..........................      800,400
       1,700   Tektronix, Inc.......................      125,800
           1   Teledyne Technologies, Inc./(a)/.....           17
      12,500   Tellabs, Inc./(a)/...................      855,469
       1,700   Temple-Inland, Inc...................       71,400
       9,600   Tenet Healthcare Corp./(a)/..........      259,200
       5,400   Teradyne, Inc./(a)/..................      396,900


      Shares                Description                  Value
      17,600   Texaco, Inc.......................... $    937,200
      51,300   Texas Instruments, Inc...............    3,523,669
       5,200   Textron, Inc.........................      282,425
       4,500   Thermo Electron Corp./(a)/...........       94,781
       3,100   Thomas & Betts Corp..................       59,288
       1,900   Tiffany & Co.........................      128,250
      41,000   Time Warner, Inc.....................    3,116,000
       1,600   Timken Co............................       29,800
       9,600   TJX Cos., Inc........................      180,000
       4,400   Torchmark Corp.......................      108,625
       4,100   Tosco Corp...........................      116,081
       6,800   Toys 'R' Us, Inc./(a)/...............       99,025
       6,120   Transocean Sedco Forex, Inc..........      327,038
      10,225   Tribune Co...........................      357,875
       4,800   Tricon Global Restaurants,
                Inc./(a)/...........................      135,600
       3,600   TRW, Inc.............................      156,150
       1,900   Tupperware Corp......................       41,800
       9,400   TXU Corp.............................      277,300
      54,054   Tyco International, Ltd..............    2,560,808
       2,200   U.S. Airways Group, Inc./(a)/........       85,800
      23,500   U.S. Bancorp.........................      452,375
       6,000   Unicom Corp..........................      232,125
      17,900   Unilever N.V. ADR....................      769,700
       4,300   Union Carbide Corp...................      212,850
       7,700   Union Pacific Corp...................      286,344
       7,300   Union Pacific Resources
                Group, Inc..........................      160,600
       4,200   Union Planters Corp..................      117,337
       9,700   Unisys Corp./(a)/....................      141,256
       5,300   United Healthcare Corp...............      454,475
      14,800   United Technologies Corp.............      871,350
       7,300   Unocal Corp..........................      241,812
       7,949   UnumProvident Corp...................      159,477
      15,838   US West, Inc.........................    1,358,108
       5,000   UST, Inc.............................       73,438
      10,000   USX-Marathon Group...................      250,625
       3,700   USX-U.S. Steel Group, Inc............       68,681
       3,700   V.F. Corp............................       88,106
      12,500   VERITAS Software Corp................    1,412,695
      48,825   Viacom, Inc. - Class B /(a)/.........    3,329,255
       4,936   Visteon Corp./(a)/...................       59,850
       3,300   Vulcan Materials Co..................      140,869
       6,300   Wachovia Corp........................      341,775
      31,500   Walgreen Co..........................    1,013,906
     140,400   Wal-Mart Stores, Inc.................    8,090,550
      17,222   Washington Mutual, Inc...............      497,285
      18,897   Waste Management, Inc................      359,043
       2,800   Watson Pharmaceuticals, Inc./(a)/....      150,500
       1,900   Wellpoint Health Networks,
                Inc./(a)/...........................      137,631
      50,800   Wells Fargo & Co.....................    1,968,500


                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Schedule of Investments June 30, 2000 (Unaudited)


      Shares                Description                  Value
       4,000   Wendy's International, Inc........... $     71,250
       3,000   Westvaco Corp........................       74,438
       7,600   Weyerhauser Co.......................      326,800
       2,300   Whirlpool Corp.......................      107,237
       3,400   Willamette Industries, Inc...........       92,650
      13,400   Williams Cos., Inc...................      558,612
       4,600   Winn-Dixie Stores, Inc./(a)/.........       65,838
      91,118   WorldCom, Inc./(a)/..................    4,180,038
       2,200   Worthington Industries, Inc..........       23,100
       3,600   Wrigley, (WM.) Jr., Co...............      288,675
      20,900   Xerox Corp...........................      433,675
      10,400   Xilinx, Inc./(a)/....................      858,650
      17,000   Yahoo!, Inc./(a)/....................    2,105,875
       2,600   Young & Rubicam, Inc.................      148,688
                                                     ------------
Total Common Stocks
 (Cost $360,207,905)................................ $394,313,186
                                                     ------------
    Principal
     Amount                 Description                  Value
               SHORT TERM INSTRUMENTS - 3.74%
               U.S. Treasury Bills/(c)/ - 3.74%
  $1,410,000   5.48%, 07/13/2000/(b)/............... $  1,407,468
     292,000   5.71%, 07/27/2000....................      290,815
   1,076,000   5.78%, 08/24/2000....................    1,066,837
   9,394,000   5.88%, 10/05/2000....................    9,253,184
   3,381,000   5.81%, 10/19/2000....................    3,322,677
                                                     ------------
Total Short Term Instruments
 (Cost $15,336,193).................................   15,340,981
                                                     ------------
Total Investments
 (Cost $375,544,098)......................  99.83%    409,654,167
Other Assets in Excess
 of Liabilities...........................   0.17         684,195
                                           ------    ------------
Net Assets................................ 100.00%   $410,338,262
                                           ======    ============

-------------------------------------------
/(a)/Non-income producing security.
/(b)/Held for collateral for futures contracts.
/(c)/Rates shown represent effective yield at time of purchase.
ADR American Depository Receipt.



                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Statement of Assets and Liabilities (Unaudited)

                                                                      June 30,
                                                                        2000
Assets:
 Investments at Value (cost $375,544,098)........................   $409,654,167
 Cash............................................................        795,556
 Receivable for Investment Securities Sold.......................         32,990
 Interest and Dividends Receivable...............................        299,365
 Variation Margin Receivable for Futures Contracts...............        105,401
 Deferred Organizational Costs and Other Assets..................         14,680
                                                                    ------------
Total Assets.....................................................    410,902,159
                                                                    ------------


Liabilities:
 Payable for Investment Securities Purchased.....................        510,332
 Investment Advisory Fee Payable.................................         49,493
 Administration Fee Payable......................................          3,972
                                                                    ------------
Total Liabilities................................................        563,797
                                                                    ------------
Net Assets.......................................................   $410,338,362
                                                                    ============

Composition of Net Assets:
 Paid-in-Capital.................................................   $374,271,142
 Undistributed Net Investment Income.............................      1,759,952
 Accumulated Net Realized Gains on
  Investment and Futures Transactions............................        414,251
 Net Unrealized Appreciation on Investments
  and Futures Contracts..........................................     33,893,017
                                                                    ------------
Net Assets.......................................................   $410,338,362
                                                                    ============

Shares Outstanding ($0.001 par value per share,
 unlimited number of shares of beneficial interest authorized)...     27,160,764
                                                                    ============

Net Asset Value, Offering and Redemption Price Per Share
 (net assets divided by shares outstanding)......................   $      15.11
                                                                    ============



                       See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Statement of Operations (Unaudited)

                                                                                   For the Six
                                                                                   Months Ended
                                                                                   June 30, 2000
Investment Income:
 Interest.........................................................................  $   334,281
 Dividends........................................................................    1,942,354
                                                                                    -----------
Total Investment Income...........................................................    2,276,635
                                                                                    -----------

Expenses:
 Advisory Fees....................................................................      348,650
 Administration and Accounting Fees...............................................       77,109
 Trustees Fees....................................................................       43,377
 Professional Fees................................................................       41,394
 Custodian Fees...................................................................       38,239
 Printing Fees....................................................................       17,496
 Transfer Agent Fees..............................................................        8,576
 Amortization of Organizational Costs.............................................        2,069
 Other............................................................................        4,291
                                                                                    -----------
Total Expenses....................................................................      581,201
Less Fee Waivers or Expense Reimbursements........................................      (58,432)
                                                                                    -----------
Total Expenses Net of Fee Waivers or Expense Reimbursements.......................      522,769
                                                                                    -----------

Net Investment Income.............................................................    1,753,866
                                                                                    -----------

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
 Net Realized Loss on Investment Transactions.....................................     (136,708)
 Net Realized Gain on Futures Transactions........................................      677,401
 Net Change in Unrealized Appreciation/Depreciation of Investment Transactions....   (1,240,319)
 Net Change in Unrealized Appreciation/Depreciation of Futures Contracts..........     (368,784)
                                                                                   ____________

Net Realized and Unrealized Loss on Investments and Futures Contracts.............   (1,068,410)
                                                                                   ____________

Net Increase in Net Assets from Operations........................................ $    685,456
                                                                                   ============

                      See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                          For the
                                                                     Six Months Ended         For the
                                                                       June 30, 2000         Year Ended
                                                                        (unaudited)      December 31, 1999
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income...........................................    $  1,753,866         $  1,623,854
   Net Realized Gain from Investment and Futures Transactions......         540,693              649,895
   Net Change in Unrealized Appreciation/Depreciation
      on Investments and Futures Contracts.........................      (1,609,103)          29,731,831
                                                                       ------------         ------------
   Net Increase in Net Assets from Operations......................         685,456           32,005,580
                                                                       ------------         ------------

Distributions to Shareholders
     Net Investment Income.........................................              --           (1,815,478)
     Net Realized Gain on Investments..............................              --             (853,735)
                                                                       ------------         ------------
Total Distributions................................................              --           (2,669,213)
                                                                       ------------         ------------

Capital Share Transactions
   Proceeds from Sales of Shares...................................     167,051,587          244,653,804
   Issued to Shareholders in Reinvestment of Distributions.........              --            2,669,213
   Cost of Shares Repurchased......................................     (45,930,075)         (37,819,340)
                                                                       ------------         ------------
Net Increase in Net Assets from Capital Share Transactions.........     121,121,512          209,503,677
                                                                       ------------         ------------
Total Increase in Net Assets.......................................     121,806,968          238,840,044

Net Assets:
   Beginning of Period.............................................     288,531,394           49,691,350
                                                                       ------------         ------------
   End of Period...................................................    $410,338,362         $288,531,394
                                                                       ============         ============

                      See Notes to Financial Statements.
-------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------
Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for Deutsche VIT Equity 500 Index.

                                                   Six Months                                For the Period
                                                   Ended June    Year Ended   Year Ended    Oct. 1, 1997/1/
                                                    30, 2000      December     December         through
                                                  (unaudited)     31, 1999     31, 1998      Dec. 31, 1997
Per Share Operating Performance:
Net Asset Value, Beginning of Period..........       $15.18        $12.73        $10.19          $10.00
                                                     ------        ------        ------          ------

Income from Investment Operations:
 Net Investment Income........................         0.06          0.05          0.07            0.03/2/
 Net Realized and Unrealized Gain (Loss) on
  Investments and Futures Contacts............        (0.13)         2.55          2.84            0.16
                                                     ------        ------        ------          ------
Total from Investment Operations..............        (0.07)         2.60          2.91            0.19
                                                     ------        ------        ------          ------

Less Distributions:
 Net Investment Income........................           --         (0.10)        (0.05)             --
 Net Realized Gain from Investment
  and Futures Transactions....................           --         (0.05)        (0.32)             --
                                                     ------        ------        ------          ------
Total Distributions...........................           --         (0.15)        (0.37)             --
                                                     ------        ------        ------          ------

Net Asset Value, End of Period................       $15.11        $15.18        $12.73          $10.19
                                                     ======        ======        ======          ======

Total Investment Return.......................        (0.46)%       20.39%        28.71%           1.90%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)...........     $410,338      $288,531       $49,691         $11,760
Ratios to Average Net Assets:
 Net Investment Income Including
  Reimbursement/Waiver........................         1.00%/3/      1.16%         1.37%           1.51%/3/
 Net Investment Income Excluding
  Reimbursement/Waiver........................         0.97%/3/      1.03%         0.48%          (0.99)%/3/
 Operating Expenses Including
  Reimbursement/Waiver........................         0.30%/3/      0.30%         0.30%           0.30%/3/
 Operating Expenses Excluding
  Reimbursement/Waiver........................         0.33%/3/      0.43%         1.19%           2.78%/3/
Portfolio Turnover Rate.......................            2%            2%           36%              7%
--------------------------------------------------------------------------------------------------------------

/1/Commencement of operations.
/2/Based on average shares method.
/3/Annualized


                      See Notes to Financial Statements.
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Deutsche VIT Equity 500 Index
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Notes to Financial Statements June 30, 2000 (Unaudited)

Note 1 -- Organization and Significant Accounting Policies

A. Organization
Deutsche Asset Management VIT Funds (the "Trust"), is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996. Deutsche VIT Equity 500 Index (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations on October 1, 1997.

B. Valuation of Securities
The Fund's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. Securities Transactions and Investment Income
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Futures Contracts
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
The Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

F. Expenses
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses which are attributable to the Trust are allocated among the fund's based upon their relative net assets.

G. Organization Costs
Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over five years beginning on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

H. Dividends from Net Investment Income and Distributions of Capital Gains Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders at least annually.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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                                      16
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Deutsche VIT Equity 500 Index
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Notes to Financial Statements June 30, 2000 (Unaudited)

I. Shares of Beneficial Interest
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                        Six Months          Year
                          Ended            Ended
                      June 30, 2000    Dec. 31, 1999
-----------------------------------------------------
                          Shares           Shares
-----------------------------------------------------
Shares sold             11,261,513       17,638,824
Reinvestment of
 Dividends                      --          177,239
Shares redeemed         (3,114,152)      (2,706,277)
                        ----------       ----------
Net increase             8,147,361       15,109,786
                        ==========       ==========

J. Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates

Bankers Trust Company (the "Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.30% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives the following fees, accrued daily, and paid monthly.

                    Administration Fees
-----------------------------------------------------------------
Fee % of the Trust's                 Average Daily
 daily net assets                      Net Assets
-----------------------------------------------------------------
      0.02%                         up to $2 billion
      0.01%               over $2 billion and up to $5 billion
      0.0075%                        over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $12,500 of it's fees for the six months ended June 30, 2000.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

At June 30, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Fund under the credit facility for the six months ended June 30, 2000.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the six months ended June 30, 1999, were $122,718,053 and $6,269,771, respectively.

The aggregate gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on the Fund's investments, as computed on a federal income tax basis, at June 30, 2000 were $70,547,846, $36,437,777 and
$34,110,069, respectively. The aggregate cost of investments on a federal income tax basis at June 30, 2000 was $375,544,098.

Note 4 -- Futures Contracts

A summary of obligation under these financial instruments at June 30, 2000 is as follows:

Type of                                              Unrealized
Futures        Expiration    Contracts   Position   Depreciation
-------        ----------    ---------   --------   ------------
S&P 500         9/14/00          42        Long      $(217,052)
                                                     =========

Note 5 -- Fund Name Change

On April 30, 2000, the fund changed its name from BT Insurance Funds Trust Equity 500 Index Fund to Deutsche Asset Management Funds VIT Equity 500 Index.

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                                      17
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For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                Deutsche Asset Management Service Center
                                P.O. Box 219210
                                Kansas City, MO 64121-9210
or call our toll-free number:   1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.


Deutsche VIT Equity 500 Index                           CUSIP #251/512/208
                                                        INSEQ500SA (06/00)


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